INVENTORIES - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Inventory Disclosure [Line Items]
Percentage of inventories valued using LIFO method of accounting	38.00%	45.00%
Pretax favorable income effect from the liquidation of LIFO inventory	$ 15.0